Cover	Dec. 29, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K of Sparx Holdings Group, Inc. filed with the U.S. Securities and Exchange Commission (the SEC) on December 29, 2023 and accepted at 13:30:16 (the Original Form 8-K). The Original Form 8-K reported that Cassandra DeNunzio became substitute member of NVC Holdings, LLC when in fact Sparx Holdings, LLC became substitute member of NVC Holdings, LLC. Except as set forth below, the Original Form 8-K is unchanged.
Document Period End Date	Dec. 29, 2023
Entity File Number	000-56315
Entity Registrant Name	Sparx Holdings Group, Inc.
Entity Central Index Key	0001874138
Entity Tax Identification Number	92-3402117
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	780 Reservoir Avenue #123
Entity Address, City or Town	Cranston
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02910
City Area Code	401
Local Phone Number	830-9878
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false